AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 54.8%
Information Technology – 15.4%
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	27,316	$4,639,896

IT Services – 2.4%
FleetCor Technologies, Inc.(a)	14,746	3,668,952
PayPal Holdings, Inc.(a)	40,709	3,468,814
Visa, Inc. - Class A	97,183	20,619,317

		27,757,083

Semiconductors & Semiconductor Equipment – 2.8%
Analog Devices, Inc.	31,149	5,245,492
KLA Corp.	14,842	5,415,104
NVIDIA Corp.	49,110	9,169,819
NXP Semiconductors NV	34,836	6,610,479
QUALCOMM, Inc.	48,008	6,875,706

		33,316,600

Software – 6.8%
Adobe, Inc.(a)	18,665	7,773,599
Autodesk, Inc.(a)	25,888	5,378,232
Microsoft Corp.	174,910	47,552,782
NortonLifeLock, Inc.	283,230	6,893,818
Oracle Corp.	130,478	9,383,978
ServiceNow, Inc.(a)	6,019	2,813,702

		79,796,111

Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	194,125	28,893,565
Western Digital Corp.(a)	93,263	5,660,131

		34,553,696

		180,063,386

Health Care – 8.4%
Biotechnology – 1.2%
Regeneron Pharmaceuticals, Inc.(a)	7,169	4,765,521
Vertex Pharmaceuticals, Inc.(a)	34,677	9,315,976

		14,081,497

Health Care Equipment & Supplies – 2.0%
Align Technology, Inc.(a)	8,841	2,454,615
Edwards Lifesciences Corp.(a)	47,935	4,834,245
Medtronic PLC	103,612	10,376,742
Zimmer Biomet Holdings, Inc.	44,668	5,369,540

		23,035,142

Health Care Providers & Services – 2.9%
Anthem, Inc.	20,552	10,473,505
UnitedHealth Group, Inc.	48,071	23,880,711

		34,354,216

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.3%
Johnson & Johnson	41,558	$7,460,908
Roche Holding AG (Sponsored ADR)	277,179	11,791,195
Zoetis, Inc.	44,020	7,524,338

		26,776,441

		98,247,296

Communication Services – 6.2%
Diversified Telecommunication Services – 1.0%
Comcast Corp. - Class A	262,669	11,630,983

Entertainment – 0.4%
Take-Two Interactive Software, Inc.(a)	34,674	4,317,953

Interactive Media & Services – 4.0%
Alphabet, Inc. - Class C(a)	14,810	33,778,352
Meta Platforms, Inc. - Class A(a)	68,092	13,185,335

		46,963,687

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.(a)	74,373	9,913,177

		72,825,800

Consumer Discretionary – 5.7%
Auto Components – 0.3%
Goodyear Tire & Rubber Co. (The)(a)	252,773	3,265,827

Automobiles – 0.4%
Stellantis NV	340,173	5,136,612

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc.(a)	9,135	21,962,276
Etsy, Inc.(a) (b)	22,208	1,801,513

		23,763,789

Specialty Retail – 2.1%
AutoZone, Inc.(a)	3,492	7,192,298
Home Depot, Inc. (The)	44,494	13,470,558
TJX Cos., Inc. (The)	53,117	3,376,648

		24,039,504

Textiles, Apparel & Luxury Goods – 0.9%
Deckers Outdoor Corp.(a)	8,852	2,377,293
NIKE, Inc. - Class B	71,458	8,492,783

		10,870,076

		67,075,808

Financials – 5.6%
Banks – 2.6%
Bank of America Corp.	313,031	11,644,753
PNC Financial Services Group, Inc. (The)	29,673	5,204,941
Wells Fargo & Co.	305,614	13,987,953

		30,837,647

Capital Markets – 1.8%
Goldman Sachs Group, Inc. (The)	39,889	13,037,720
LPL Financial Holdings, Inc.	38,064	7,467,776

		20,505,496

Company	Shares	U.S. $ Value

Insurance – 1.2%
Progressive Corp. (The)	60,678	$7,243,740
Willis Towers Watson PLC	29,850	6,300,439

		13,544,179

		64,887,322

Industrials – 5.0%
Aerospace & Defense – 0.9%
Raytheon Technologies Corp.	115,427	10,979,417

Building Products – 0.5%
Otis Worldwide Corp.	70,668	5,257,699

Construction & Engineering – 0.6%
AECOM	102,801	7,180,650

Electrical Equipment – 1.2%
Eaton Corp. PLC	57,380	7,952,868
Regal Rexnord Corp.	47,256	5,904,637

		13,857,505

Professional Services – 0.6%
Booz Allen Hamilton Holding Corp.	62,074	5,329,674
Robert Half International, Inc.	13,904	1,253,445

		6,583,119

Road & Rail – 1.2%
CSX Corp.	293,276	9,323,244
Knight-Swift Transportation Holdings, Inc.	108,256	5,265,572

		14,588,816

		58,447,206

Consumer Staples – 3.3%
Beverages – 1.3%
Coca-Cola Co. (The)	170,629	10,814,466
Constellation Brands, Inc. - Class A	18,406	4,518,121

		15,332,587

Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	10,306	4,804,863
Walmart, Inc.	91,578	11,779,678

		16,584,541

Household Products – 0.6%
Procter & Gamble Co., (The)	47,370	7,005,076

		38,922,204

Energy – 2.0%
Energy Equipment & Services – 0.5%
Baker Hughes Co. - Class A	166,306	5,983,690

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 1.5%
Chevron Corp.	33,074	$5,776,705
EOG Resources, Inc.	82,707	11,327,550

		17,104,255

		23,087,945

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Campus Communities, Inc.	89,019	5,786,235
American Tower Corp.	19,463	4,985,058
Mid-America Apartment Communities, Inc.	15,458	2,797,898
Prologis, Inc.	29,951	3,818,154

		17,387,345

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	80,266	8,189,540
NextEra Energy, Inc.	47,930	3,627,822

		11,817,362

Materials – 0.7%
Chemicals – 0.7%
Linde PLC	24,668	8,009,206

Total Common Stocks (cost $450,603,870)		640,770,880

INVESTMENT COMPANIES – 44.8%
Funds and Investment Trusts – 44.8%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,723,095	27,149,253
AB Discovery Value Fund - Class Z	1,662,682	37,177,566
AB International Small Cap Portfolio - Class Z	5,724,104	64,167,203
Bernstein International Strategic Equities Portfolio - Class Z	28,480,549	340,627,360
Bernstein Small Cap Core Portfolio - Class Z	1,908,423	24,790,420
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,095,313	29,978,726

Total Investment Companies (cost $534,591,736)		523,890,528

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.71%(c) (d) (e) (cost $2,816,726)	2,816,726	2,816,726

Total Investments – 99.9% (cost $988,012,332)(f)		1,167,478,134
Other assets less liabilities – 0.1%		1,121,086

Net Assets – 100.0%		$1,168,599,220

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of May 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $211,389,606 and gross unrealized depreciation of investments was $(31,923,804), resulting in net unrealized appreciation of $179,465,802.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

May 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$640,770,880	$—	$—	$640,770,880
Investment Companies	523,890,528	—	—	523,890,528
Short-Term Investments	2,816,726	—	—	2,816,726

Total Investments in Securities	1,167,478,134	—	—	1,167,478,134
Other Financial Instruments(b)	—	—	—	—

Total	$1,167,478,134	$—	$—	$1,167,478,134

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2022 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 05/31/2022 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$46,132	$5,774	$5,576	$373	$(19,554)	$27,149	$0	$0
AB Trust - AB Discovery Value Fund	45,559	4,115	6,194	683	(6,985)	37,178	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	84,230	3,070	7,381	(67)	(15,685)	64,167	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	438,133	29,024	58,560	949	(68,919)	340,627	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	33,157	1,855	4,872	852	(6,202)	24,790	0	0
Government Money Market Portfolio	178	91,345	88,706	0	0	2,817	5	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	37,313	3,263	2,600	(176)	(7,821)	29,979	0	0
Total	$684,702	$138,446	$173,889	$2,614	$(125,166)	$526,707	$5	$0

*	Investments of cash collateral for securities lending transactions